Accounts Payable and Accrued Expenses (Details) - Schedule of Accounts Payable and Accrued Expenses - USD ($)	Jun. 30, 2024	Jan. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Accounts Payable and Accrued Expenses (Details) - Schedule of Accounts Payable and Accrued Expenses [Line Items]
Trade accounts payable	$ 9,535,819		$ 7,155,339	$ 4,129,393
Credit cards payable				357,964
Accrued payroll liabilities				824,369
Accrued interest	2,584,603		1,712,991	1,179,875
Accrued dividends		$ 13,299		136,052
Other accrued liabilities	1,607,761		1,362,063	114,116
Total accounts payable and accrued expenses	$ 15,423,374		12,194,676	$ 6,741,769
Previously Reported [Member]
Accounts Payable and Accrued Expenses (Details) - Schedule of Accounts Payable and Accrued Expenses [Line Items]
Trade accounts payable			7,540,554
Credit cards payable			401,665
Accrued payroll liabilities			1,334,456
Accrued interest			1,712,991
Accrued dividends			32,997
Other accrued liabilities			2,095,958
Total accounts payable and accrued expenses			$ 13,118,621